ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Trade Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Warranty retainage included in accounts receivable	$ 2.8	$ 2.8